Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
OPERATING ACTIVITIES
Net profit/(loss)	$ 31,954,965	$ 1,660,474	$ (3,842,603)
Non-cash items:
Depreciation	24,157,022	14,854,885	8,388,208
Amortization of deferred dry dock expenditure	2,120,974	2,031,100	1,420,814
Share based compensation	1,436,505	1,383,121	571,321
Amortization of deferred finance charges	1,711,481	917,675	772,787
Changes in operating assets and liabilities:
Receivables, trade	(21,203,416)	(4,242,494)	120,980
Working capital advances	(2,975,000)	34,571	1,039,384
Prepayments	(358,597)	(212,199)	(248,092)
Advances and deposits	(458,880)	(1,158,675)	(1,470,614)
Other receivables	612,511	(314,654)	176,449
Inventories	(1,483,143)	(1,354,874)	(465,226)
Payables, trade	5,443,919	3,039,310	1,485,259
Charter revenue received in advance	(350,546)	(263,737)	955,555
Other payables	(503,173)	642,669	3,569
Amounts due to related parties	0	0	(600,000)
Accrued interest on loans	869,632	325,434	54,645
Deferred drydock expenditure	(3,314,568)	(4,921,479)	(242,263)
Net cash provided by operating activities	37,659,686	12,421,127	8,120,173
INVESTING ACTIVITIES
Payments for acquisition of vessels and equipment	(232,497,213)	(152,222,866)	(63,497,023)
Payments for vessels under construction	0	(57,463,397)	(81,072,100)
Payments for other non-current assets	(352,521)	(55,266)	(68,435)
Net cash used in investing activities	(232,849,734)	(209,741,529)	(144,637,558)
FINANCING ACTIVITIES
Proceeds from long-term debt	216,490,000	128,625,000	47,030,000
Repayments of long term debt	(24,753,641)	(12,756,732)	(25,270,000)
Proceeds from capital leases	0	0	31,500,000
Repayments of capital leases	(1,702,981)	(1,578,686)	(1,120,985)
Payments for deferred finance charges	(1,633,259)	(5,748,816)	(1,333,312)
Net proceeds from equity offering	0	102,711,933	128,429,204
Repurchase of common stock	0	(1,278,546)	0
Payment of dividend	(12,980,285)	(9,635,000)	(1,191,300)
Shareholder contributions	0	0	500
Net cash provided by financing activities	175,419,834	200,339,153	178,044,107
Net (decrease)/increase in cash and cash equivalents	(19,770,214)	3,018,751	41,526,722
Cash and cash equivalents at the beginning of the year	59,879,596	56,860,845	15,334,123
Cash and cash equivalents at the end of the year	40,109,382	59,879,596	56,860,845
Cash paid during the year for:
Interest payments, net of capitalised interest	11,305,199	6,813,016	3,619,005
Taxation	$ 40,050	$ 5,736	$ 33,963